COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Purchase order	$ 484,000	$ 61,000
MinimumMember
Consulting fee	125,000
Employment compensation agreement	834,000
Laidlaw & Company Ltd. [Member]
Advisory services fee	125,000
Marketing [Member]
Consulting fee	55,000
Equipment [Member]
Rent/Lease expense	1,800
Office Space [Member]
Rent/Lease expense	14,000
TAG Aviation [Member]
Rent/Lease expense	$ 28,400	$ 29,000
Andrews [Member]
Royalty rate	25.00%